Consumer receivables - Summary of consumer receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consumer receivables
Disclosure of financial assets [line items]
Financial assets	$ 10,459	$ 8,141
Fair Financing receivables
Disclosure of financial assets [line items]
Financial assets	4,332	2,954
Pay Later receivables
Disclosure of financial assets [line items]
Financial assets	6,127	5,187
Gross Carrying Amount
Disclosure of financial assets [line items]
Financial assets		8,473	$ 8,394
Gross Carrying Amount | Consumer receivables
Disclosure of financial assets [line items]
Financial assets	10,951	8,473
Gross Carrying Amount | Fair Financing receivables
Disclosure of financial assets [line items]
Financial assets	4,604	3,085
Gross Carrying Amount | Pay Later receivables
Disclosure of financial assets [line items]
Financial assets	6,347	5,388
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(332)	$ (311)
Allowance for ECL | Consumer receivables
Disclosure of financial assets [line items]
Financial assets	(492)	(332)
Allowance for ECL | Fair Financing receivables
Disclosure of financial assets [line items]
Financial assets	(272)	(131)
Allowance for ECL | Pay Later receivables
Disclosure of financial assets [line items]
Financial assets	$ (220)	$ (201)